Offerings	Jul. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due July 6, 2029
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,209,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,560.76
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due July 8, 2031
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,818,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,644.87
Offering Note	See footnote (1)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due July 8, 2033
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,168,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,125.10
Offering Note	See footnote (1)